Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefits and Notes Receivable from Participants (Details) - EBP Prud ESP - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Form 5500 Caption, Net Assets [Abstract]
Net assets available for benefits per the financial statements	$ 11,113,991,305	$ 10,730,511,478
Deemed distributions of notes receivable from participants	(170,459)	(1,204,885)
Net assets per Form 5500	11,113,820,846	10,729,306,593
EBP, Form 5500 Caption, Participant Loans [Abstract]
Notes receivable from participants per the financial statements	25,254,130	31,661,402
Deemed distributions of notes receivable from participants	(170,459)	(1,204,885)
Participant loans per Form 5500	$ 25,083,671	$ 30,456,517